RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) MWh	Dec. 31, 2024 CAD ($)
Fair Value Hierarchy
Derivative Instrument Assets	$ 599	$ 469
Derivative Instrument Liabilities	$ (529)	(716)
Power
Fair Value Hierarchy
Notional amount, energy (mwh) | MWh	50
Power | Minimum
Fair Value Hierarchy
Notional amount, life (in years)	15 years
Power | Maximum
Fair Value Hierarchy
Notional amount, life (in years)	20 years
Wind Generation
Fair Value Hierarchy
Source allocation percentage	80.00%
Solar Generation
Fair Value Hierarchy
Source allocation percentage	10.00%
Market
Fair Value Hierarchy
Source allocation percentage	10.00%
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	$ 70	(247)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	3	10
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(7)	(329)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	74	72
Recurring basis | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets	508	418
Derivative Instrument Liabilities	(404)	(339)
Recurring basis | Commodities | Quoted Prices in Active Markets (Level I) | Power
Fair Value Hierarchy
Derivative Instrument Assets	154	126
Derivative Instrument Liabilities	(151)	(116)
Recurring basis | Commodities | Significant Other Observable Inputs (Level II) | Power
Fair Value Hierarchy
Derivative Instrument Assets	279	214
Derivative Instrument Liabilities	(252)	(217)
Recurring basis | Commodities | Significant Unobservable Inputs (Level III) | Power
Fair Value Hierarchy
Derivative Instrument Assets	75	78
Derivative Instrument Liabilities	(1)	(6)
Recurring basis | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets	66	51
Derivative Instrument Liabilities	(83)	(238)
Recurring basis | Foreign exchange | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Recurring basis | Foreign exchange | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	66	51
Derivative Instrument Liabilities	(83)	(238)
Recurring basis | Foreign exchange | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0	0
Derivative Instrument Liabilities	0	0
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets	25
Derivative Instrument Liabilities	(42)	(139)
Recurring basis | Interest rate | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Derivative Instrument Assets	0
Derivative Instrument Liabilities	0	0
Recurring basis | Interest rate | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Derivative Instrument Assets	25
Derivative Instrument Liabilities	(42)	(139)
Recurring basis | Interest rate | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Derivative Instrument Assets	0
Derivative Instrument Liabilities	$ 0	$ 0